UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-05415

Morgan Stanley Utilities Fund
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York			10036
(Address of principal executive offices)			(Zip code)

Ronald E. Robison 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-6990

Date of fiscal year end:	December 31, 2007

Date of reporting period:	December 31, 2007

Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley Utilities Fund performed during the annual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.

This material must be preceded or accompanied by a prospectus for the fund being offered.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

Fund Report

For the year ended December 31, 2007

Total Return for the 12 Months Ended December 31, 2007
Class A	Class B	Class C	Class D	Class Q	S&P 500® Utilities Index[1]	S&P 500®2	Lipper Utility Funds Index[3]
19.23%	18.27%	18.33%	19.44%	19.23%	19.38%	5.49%	17.20%

The performance of the Fund's five share classes varies because each has different expenses. The Fund's total returns assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. See Performance Summary for standardized performance and benchmark information.

Market Conditions

For the 12-month period ended December 31, 2007, the utility sector (as measured by the S&P 500® Utilities Index) outperformed the broad market (as measured by S&P 500® Index) as utilities strongly benefited from investors' preference for more defensive securities amid increasing market uncertainty. Earlier in the year, utility stocks performed well as investors were optimistic about the overall health of the markets on news of continued strong growth in fundamentals and earnings. However, the further deterioration of the housing sector, the crisis of the subprime mortgage market, the tightening of credit, the reduction in liquidity, and the decline in consumer spending all helped to propel a "flight to quality" as investors sought safety in more defensive areas of the market, including utilities. In response to rising volatility, the Federal Open Market Committee (the "Fed") began a series of cuts to the target federal funds rate and the discount rate (the rate at which member banks borrow from the central bank). Although each announced rate reduction temporarily boosted investor sentiment, the broad market declined in the fourth quarter, reflecting investors' concerns about the health of the overall markets in 2008. Yet the utility sector continued to prosper due to ever-higher demand for power, oil and gasoline as well as investors' ongoing preference for defensive stocks.

On a sub-sector basis, electric utilities performed very well for the period as deregulated merchant power companies (i.e., providers who sell power at market prices) profited from ongoing strong demand. Regulated power companies also did well during this period, but were not able to capture the same gains due to pre-established price ceilings. Nuclear power providers also thrived in this environment, given their ability to generate power at low operational costs. Another segment that produced strong results was gas utilities, although outperformance within this sub-sector was mostly driven by specific company activities. Especially profitable during this period were companies who engaged in exploration and production (E&P). Given the increased demand for oil and gasoline worldwide, investors flocked to these companies due to their attractive growth prospects.

In contrast, the telecommunications industry somewhat lagged behind the other two segments for the year. Although wireless companies with exposure to international and emerging markets continued to perform well, traditional telecommunications service providers experienced flat and/or negative growth for the period as more and more customers switched from land-lines to wireless services. However, telecommunications companies that offered bundled services (e.g., internet, telephone and cable) helped to boost returns in this sub-sector.

Performance Analysis

Morgan Stanley Utilities Fund Class A, B, C and Q shares underperformed and Class D shares outperformed the S&P 500® Utilities Index while all share classes outperformed the S&P 500® Index and the Lipper Utility Funds Index for the 12 months ended December 31, 2007, assuming no deduction of applicable sales charges.

The Fund slightly trailed the S&P 500 Utilities Index for the period due to our allocation decision within the gas utility segment. While the Fund's holdings all performed strongly on an absolute basis, our smaller exposure to companies involved in exploration and production in favor of more conservative firms that simply provide gas products to commercial and residential consumers diminished relative returns. A single holding in an electric utility company declined following a change in the regulatory environment, which also detracted from performance.

On the other hand, the Fund's exposure to the telecommunications services segment significantly added to performance. Since the S&P 500 Utilities Index did not hold any securities within the telecommunications services sector for the period, the gains the Fund achieved in this area helped to bolster its overall return relative to the Index's return (conversely, any losses from these holdings would have detracted from the Fund's overall relative return). The Fund's investment in wireless companies with coverage in Canada, Europe and Latin America also helped relative returns. In addition, stock selection in companies that own, operate and lease towers for wireless communications boosted relative performance, as the demand for multiple services continues to grow among existing wireless customers. Furthermore, owning independent providers of electrical power yielded strong results as these providers were able to sell power at high prices on the open market.

We believe that the U.S. markets will remain volatile in the near term as investors brace for the widely anticipated economic slowdown. Since defensive sectors, such as utilities, typically perform well under less robust market conditions, we believe that the Fund is well positioned to deliver attractive returns in this environment.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

TOP 10 HOLDINGS
Exelon Corp.	4.0%
FPL Group, Inc.	3.9
AT&T Inc.	3.8
PPL Corp.	3.7
NRG Energy, Inc.	3.6
Entergy Corp.	3.5
FirstEnergy Corp.	3.4
Public Service Enterprise Group Inc.	3.4
Dominion Resources, Inc.	3.2
Sempra Energy	3.2
TOP FIVE INDUSTRIES
Electric Utilities	63.6%
Telecommunications	19.0
Energy	15.6
Investment Company	1.8
Security Purchased from Security Lending Collateral	0.3

Data as of December 31, 2007. Subject to change daily. All percentages for top 10 holdings and top five industries are as a percentage of net assets. These data are provided for informational purposes only and should not be deemed a recommendation to buy or sell the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Investment Strategy

The Fund will normally invest at least 80 percent of its assets in equity securities of companies that are engaged in the utilities industry. A company will be considered to be in the utilities industry if it derives at least 50 percent of its revenues or earnings from the utilities industry or devotes at least 50 percent of its assets to activities in that industry. These may include companies involved in, among other areas, gas and electric energy, water distribution, telecommunications, computers, the Internet and Internet related services, and other new or emerging technologies. The companies may include traditionally regulated public utilities or fully or partially deregulated utility companies as well as unregulated utility companies. The Fund may invest up to 25 percent of its net assets in foreign securities. However, this percentage limitation does not apply to securities of foreign companies that are listed in the United States on a national securities exchange.

For More Information About Portfolio Holdings

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semiannual and annual reports to fund shareholders and makes these reports available on its public web site, www.morganstanley.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's web site, http://www.sec.gov. You may also review and copy them at the SEC's public reference room in Washington, DC. Information on the operation of the SEC's public reference room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the public reference section of the SEC, Washington, DC 20549-0102.

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 869-NEWS or by visiting the Mutual Fund Center on our Web site at www.morganstanley.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting the Mutual Fund Center on our Web site at www.morganstanley.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 869-NEWS, 8:00 a.m. to 8:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Performance Summary

Performance of $10,000 Investment—Class B**

Average Annual Total Returns—Period Ended December 31, 2007
Symbol	Class A Shares* (since 07/28/97) UTLAX		Class B Shares** (since 04/29/88) UTLBX		Class C Shares† (since 07/28/97) UTLCX		Class D Shares†† (since 07/28/97) UTLDX		Class Q Shares††† (since 04/29/88) UTLQX
1 Year	19.23% 12.97	[4] [5]	18.27% 13.27	[4] [5]	18.33% 17.33	[4] [5]	19.44% —	[4]	19.23% 14.23	[4] [5]
5 Years	18.24 16.97	[4] [5]	17.99 17.78	[4] [5]	17.37 17.37	[4] [5]	18.51 —	[4]	18.19 17.99	[4] [5]
10 Years	7.89 7.31	[4] [5]	7.46 7.46	[4] [5]	7.09 7.09	[4] [5]	8.15 —	[4]	7.46 7.46	[4] [5]
Since Inception	9.28 8.72	[4] [5]	9.66 9.66	[4] [5]	8.47 8.47	[4] [5]	9.54 —	[4]	9.66 9.66	[4] [5]

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please visit www.morganstanley.com/msim or speak with your Financial Advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class C, Class D, and Class Q shares will vary due to differences in sales charges and expenses.

*  The maximum front-end sales charge for Class A is 5.25%.

**  The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years. Effective April 2005, Class B shares will generally convert to Class A shares approximately eight years after the end of the calendar month in which the shares were purchased. Performance for periods greater than eight years reflects this conversion beginning December 31, 2006. Prior to December 31, 2006, the conversion feature was suspended because the annual total operating expense ratio of Class B was lower than that of Class A.

†  The maximum contingent deferred sales charge for Class C is 1.0% for shares redeemed within one year of purchase.

††  Class D has no sales charge.

†††  The maximum contingent deferred sales charge (CDSC) for Class Q is 5.0%. The CDSC declines to 0% after six years.
  Class B commenced operations on April 29, 1988. On close of business on December 8, 2006, all then-existing Class B shares of the Fund (Pre-Conversion Class B) were converted into Class Q shares. Because the Pre-Conversion Class B shares were subject to the same level of fees and expenses applied to Class B shares, historical performance information prior to conversion date has been restated to reflect this information.

(1)  The Standard & Poor's 500® Utilities Index (S&P 500® Utilities Index) is an unmanaged, market capitalization weighted index consisting of utilities companies in the S&P 500® Index and is designed to measure the performance of the utilities sector. It includes reinvested dividends. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(2)  The Standard & Poor's 500® Index (S&P 500®) is a broad-based index, the performance of which is based on the performance of 500 widely-held common stocks chosen for market size, liquidity and industry group representation. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(3)  The Lipper Utility Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Utility Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 10 funds represented in this Index. The Fund is in the Lipper Utility Funds classification as of the date of this report.

(4)  Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(5)  Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.

‡  Ending value assuming a complete redemption on December 31, 2007.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including advisory fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 07/01/07 – 12/31/07.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period *
	07/01/07	12/31/07	07/01/07 – 12/31/07
Class A
Actual (6.53% return)	$1,000.00	$1,065.30	$5.21
Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.16	$5.09
Class B
Actual (6.13% return)	$1,000.00	$1,061.30	$9.09
Hypothetical (5% annual return before expenses)	$1,000.00	$1,016.38	$8.89
Class C
Actual (6.19% return)	$1,000.00	$1,061.90	$8.78
Hypothetical (5% annual return before expenses)	$1,000.00	$1,016.69	$8.59
Class D
Actual (6.68% return)	$1,000.00	$1,066.80	$3.91
Hypothetical (5% annual return before expenses)	$1,000.00	$1,021.42	$3.82
Class Q
Actual (6.50% return)	$1,000.00	$1,065.00	$5.10
Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.27	$4.99

*  Expenses are equal to the Fund's annualized expense ratios of 1.00%, 1.75%, 1.69%, 0.75% and 0.98% for Class A, Class B, Class C, Class D and Class Q shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Morgan Stanley Utilities Fund

Portfolio of Investments  ■  December 31, 2007

NUMBER OF SHARES		VALUE
	Common Stocks (98.2%)
	Electric Utilities (63.6%)
1,310,900	AES Corp. (The)*	$28,040,151
430,000	Allegheny Energy, Inc.	27,352,300
267,300	Ameren Corp.	14,490,333
435,000	American Electric Power Co., Inc.	20,253,600
1,273,000	CMS Energy Corp.	22,124,740
338,700	Consolidated Edison, Inc.	16,545,495
305,000	Constellation Energy Group	31,271,650
705,400	Dominion Resources, Inc.	33,471,230
404,000	DPL, Inc.	11,978,600
217,700	DTE Energy Co.	9,570,092
969,924	Duke Energy Corp.	19,563,367
590,000	Edison International	31,488,300
304,700	Entergy Corp.	36,417,744
505,200	Exelon Corp.	41,244,528
488,600	FirstEnergy Corp.	35,345,324
595,400	FPL Group, Inc.	40,356,212
676,800	Northeast Utilities	21,190,608
863,000	NRG Energy, Inc.*	37,402,420
305,000	NSTAR	11,047,100
690,000	PG&E Corp.	29,732,100
730,000	PPL Corp.	38,025,700
355,000	Public Service Enterprise Group Inc.	34,875,200
495,300	SCANA Corp.	20,876,895
717,900	Southern Co. (The)	27,818,625
430,800	Wisconsin Energy Corp.	20,984,268
		661,466,582
	Energy (15.6%)
500,100	AGL Resources, Inc.	18,823,764
848,849	Dynegy, Inc. (Class A)*	6,060,782
358,200	Equitable Resources, Inc.	19,084,896
550,000	MDU Resources Group, Inc.	15,185,500
225,700	New Jersey Resources Corp.	11,289,514
125,000	Powershares Wilderhill Clean Energy Portfolio (ETF) (a)*	3,461,250
394,200	Questar Corp.	21,326,220
530,511	Sempra Energy	32,828,021
445,462	Spectra Energy Corp.	11,501,829
647,000	Williams Companies, Inc. (The)	23,149,660
		162,711,436

See Notes to Financial Statements

Morgan Stanley Utilities Fund

Portfolio of Investments  ■  December 31, 2007 continued

NUMBER OF SHARES		VALUE
	Telecommunications (19.0%)
250,000	America Movil SAB de C.V. (Series L) (ADR) (Mexico)	$15,347,500
176,360	American Tower Corp. (Class A)*	7,512,936
955,777	AT&T Inc.	39,722,092
40,000	China Mobile Ltd. (Sponsored ADR) (Hong Kong)	3,474,800
423,000	Citizens Communications Co.	5,384,790
270,000	Crown Castle International Corp.*	11,232,000
105,000	NII Holdings Inc.*	5,073,600
460,000	Rogers Communications, Inc. (Class B) (Canada)	20,815,000
165,000	SBA Communications Corp.*	5,583,600
319,136	Telefonica S.A. (Spain) #	10,313,600
128,586	Telefonica de Espana S.A. (ADR) (Spain)	12,548,708
450,000	Telefonos de Mexico SAB de CV (Series L) (Sponsored ADR) (Mexico)	16,578,000
135,000	Telus Corp. (Non-Voting) (Canada)	6,567,050
285,000	Time Warner Telecom Inc. (Class A)*	5,782,650
593,360	Verizon Communications, Inc.	25,923,898
410,429	Windstream Corp.	5,343,785
		197,204,009
	Total Common Stocks (Cost $457,738,384)	1,021,382,027
PRINCIPAL AMOUNT IN THOUSANDS
	Short-Term Investments (2.1%)
	Security Purchased from Security Lending Collateral (0.3%)
$3,598	Deutche Bank Securities Inc. 1.55% due 01/02/08 (dated 12/31/07; proceeds $3,598,310) (b) (Cost $3,598,155)	3,598,155
NUMBER OF SHARES (000)
	Investment Company (c) (1.8%)
18,762	Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class (Cost $18,762,395)	18,762,395
	Total Short-Term Investments (Cost $22,360,550)	22,360,550

Total Investments (Cost $480,098,934) (d)	100.3%	1,043,742,577
Liabilities in Excess of Other Assets	(0.3)	(3,450,243)
Net Assets	100.0%	$1,040,292,334

See Notes to Financial Statements

Morgan Stanley Utilities Fund

Portfolio of Investments  ■  December 31, 2007 continued

  ADR  American Depositary Receipt.

  ETF  Exchanged Traded Fund.

  *  Non-income producing security.

  #  Security with total market value equal to $10,313,600 has been valued at its fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees.

  (a)  A portion of this security was on loan as of December 31, 2007.

  (b)  Collateralized by federal agency and U.S. Treasury obligations.

  (c)  See note 4 to the financial statements regarding investments in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class.

  (d)  The aggregate cost for federal income tax purposes is $481,666,642.

    The aggregate gross unrealized appreciation is $563,654,431 and the aggregate gross unrealized depreciation is $1,578,496, resulting in net unrealized appreciation of $562,075,935.

Summary of Investments

INDUSTRY	VALUE	PERCENT OF TOTAL INVESTMENTS
Electric Utilities	$661,466,582	63.4%
Telecommunications	197,204,009	18.9
Energy	162,711,436	15.6
Short-Term Investments	22,360,550	2.1
	$1,043,742,577	100.0%

See Notes to Financial Statements

Morgan Stanley Utilities Fund

Financial Statements

Statement of Assets and Liabilities

December 31, 2007

Assets:
Investments in securities, at value (cost $461,336,539) (including $3,439,098 for securities loaned)	$1,024,980,182
Investments in affiliate, at value (cost $18,762,395)	18,762,395
Receivable for:
Dividends	1,604,018
Shares of beneficial interest sold	1,811,293
Dividends from affiliate	146,382
Foreign withholding taxes reclaimed	15,441
Prepaid expenses and other assets	65,280
Total Assets	1,047,384,991
Liabilities:
Collateral on securities loaned, at value	3,598,155
Payable for:
Shares of beneficial interest redeemed	2,488,710
Investment advisory fee	456,267
Distribution fee	263,296
Administration fee	71,870
Accrued expenses and other payables	214,359
Total Liabilities	7,092,657
Net Assets	$1,040,292,334
Composition of Net Assets:
Paid-in-capital	$480,597,684
Net unrealized appreciation	563,644,518
Dividends in excess of net investment income	(69,114)
Accumulated net realized loss	(3,880,754)
Net Assets	$1,040,292,334
Class A Shares:
Net Assets	$211,166,906
Shares Outstanding (unlimited authorized, $.01 par value)	13,373,299
Net Asset Value Per Share	$15.79
Maximun Offering Price Per Share, (net asset value plus 5.54% of net asset value)	$16.66
Class B Shares:
Net Assets	$57,621,756
Shares Outstanding (unlimited authorized, $.01 par value)	3,624,218
Net Asset Value Per Share	$15.90
Class C Shares:
Net Assets	$14,015,923
Shares Outstanding (unlimited authorized, $.01 par value)	883,263
Net Asset Value Per Share	$15.87
Class D Shares:
Net Assets	$4,213,799
Shares Outstanding (unlimited authorized, $.01 par value)	267,584
Net Asset Value Per Share	$15.75
Class Q Shares:
Net Assets	$753,273,950
Shares Outstanding (unlimited authorized, $.01 par value)	47,361,331
Net Asset Value Per Share	$15.90

See Notes to Financial Statements

Morgan Stanley Utilities Fund

Financial Statements continued

Statement of Operations

For the year ended December 31, 2007

Net Investment Income: Income
Dividends (net of $208,091 foreign withholding tax)	$26,626,862
Interest	212,672
Income from securities loaned - net	187,080
Dividends from affiliate	738,691
Total Income	27,765,305
Expenses
Investment advisory fee	5,515,108
Distribution fee (Class A shares)	1,020,177
Distribution fee (Class B shares)	671,268
Distribution fee (Class C shares)	132,088
Distribution fee (Class Q shares)	1,242,192
Transfer agent fees and expenses	1,052,677
Administration fee	856,653
Shareholder reports and notices	331,496
Registration fees	130,029
Professional fees	82,249
Custodian fees	84,795
Trustees' fees and expenses	20,854
Other	75,660
Total Expenses	11,215,246
Less: amount waived/reimbursed	(16,022)
Less: expense offset	(6,655)
Net Expenses	11,192,569
Net Investment Income	16,572,736
Net Realized and Unrealized Gain: Net Realized Gain on:
Investments	110,310,657
Foreign exchange transactions	105
Net Realized Gain	110,310,762
Net Change in Unrealized Appreciation/Depreciation on:
Investments	61,038,219
Translation of other assets and liabilities denominated in foreign currencies	1,715
Net Change in Unrealized Appreciation/Depreciation	61,039,934
Net Gain	171,350,696
Net Increase	$187,923,432

See Notes to Financial Statements

Morgan Stanley Utilities Fund

Financial Statements continued

Statements of Changes in Net Assets

	FOR THE YEAR ENDED DECEMBER 31, 2007	FOR THE YEAR ENDED DECEMBER 31, 2006
Increase (Decrease) in Net Assets: Operations:
Net investment income	$16,572,736	$14,453,827
Net realized gain	110,310,762	106,168,754
Net change in unrealized appreciation/depreciation	61,039,934	29,666,625
Net Increase	187,923,432	150,289,206
Dividends and Distributions to Shareholders from:
Net investment income
Class A shares	(5,985,689)	(12,877,327)
Class B shares	(546,823)	(3,329,902)
Class C shares	(132,320)	(112,665)
Class D shares	(93,990)	(102,740)
Class Q shares	(10,715,847)	—
Net realized gain
Class A shares	(19,297,731)	(82,767,951)
Class B shares	(5,562,045)	(19,799,062)
Class C shares	(1,284,906)	(1,128,135)
Class D shares	(396,169)	(571,007)
Class Q shares	(69,866,986)	—
Total Dividends and Distributions	(113,882,506)	(120,688,789)
Net increase (decrease) from transactions in shares of beneficial interest	(93,528,446)	174,400,989
Net Increase (Decrease)	(19,487,520)	204,001,406
Net Assets:
Beginning of period	1,059,779,854	855,778,448
End of Period (Including dividends in excess of net investment income of $69,114 and accumulated undistributed net investment income of $832,714, respectively)	$1,040,292,334	$1,059,779,854

See Notes to Financial Statements

Morgan Stanley Utilities Fund

Notes to Financial Statements  ■  December 31, 2007

1. Organization and Accounting Policies

Morgan Stanley Utilities Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is both capital appreciation and current income. The Fund was organized as a Massachusetts business trust on December 8, 1987 and commenced operations on April 29, 1988. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The Fund's Class Q shares (created upon the completion of the merger with Morgan Stanley Global Utilities — See Note 10) are closed to new investments (except dividend reinvestments). The five classes are substantially the same except, most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares, Class C shares and Class Q shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months, six years, one year and six years, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares, Class C shares and Class Q shares incur distribution expenses.

The Fund will assess a 2% redemption fee, on Class A shares, Class B shares, Class C shares and Class D shares, which is paid directly to the Fund, for shares redeemed or exchanged within thirty days of purchase, subject to certain exceptions. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading.

The following is a summary of significant accounting policies:

A. Valuation of Investments — (1) an equity portfolio security listed or traded on the New York Stock Exchange ("NYSE") or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the "Investment Adviser") determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times

Morgan Stanley Utilities Fund

Notes to Financial Statements  ■  December 31, 2007 continued

at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund's Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Trustees; (7) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. Multiple Class Allocations — Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. Securities Lending — The Fund may lend securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Fund. The Fund receives cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily, by the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in high-quality short-term investments. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent.

The value of loaned security and related collateral outstanding at December 31, 2007 were $3,439,098 and $3,598,155, respectively. The Fund received cash collateral, which was subsequently

Morgan Stanley Utilities Fund

Notes to Financial Statements  ■  December 31, 2007 continued

invested in Deutche Bank Securities Inc. as reported in the Portfolio of Investments. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

E. Federal Income Tax Policy — It is the Fund's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required. The Fund files tax returns with the U.S. Internal Revenue Service and New York. The Fund adopted the provisions of the Financial Accounting Standards Board ("FASB") Interpretation No. 48 ("FIN 48") Accounting for Uncertainty in Income Taxes on June 29, 2007. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in other expenses in the Statement of Operations. Each of the tax years in the four year period ended December 31, 2007, remains subject to examination by taxing authorities.

F. Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

G. Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. Investment Advisory/Administration Agreements

Pursuant to an Investment Advisory Agreement, the Fund pays the Investment Adviser an advisory fee, accrued daily and payable monthly, by applying the annual rates to the Fund's net assets determined at the close of each business day: 0.57% to the portion of the daily net assets not exceeding $500 million; 0.47% to the portion of the daily net assets exceeding $500 million but not exceeding $1 billion; 0.445% to the portion of the daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.42% to the portion of the daily net assets exceeding $1.5 billion but not exceeding $2.5 billion; 0.395% to the portion of the daily net assets exceeding $2.5 billion but not exceeding $3.5 billion; 0.37% to the portion of the daily net assets exceeding $3.5 billion but not exceeding $5 billion; and 0.345% to the portion of the daily net assets in excess of $5 billion.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund's daily net assets.

Morgan Stanley Utilities Fund

Notes to Financial Statements  ■  December 31, 2007 continued

Under an agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

3. Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Adviser and Administrator. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A — up to 0.25% of the average daily net assets of Class A shares; (ii) Class B — up to 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B shares; (iii) Class C — up to 1.0% of the average daily net assets of Class C shares; and (iv) Class Q — up to 0.26% of the average daily net assets of Class Q shares.

The Investment Adviser has agreed to permanently cap the 12b-1 fee for the Class Q shares at 0.24% of the average daily net assets of Class Q.

For the year ended December 31, 2007, the distribution fee was accrued for Class Q shares at the annual rate of 0.22%.

In the case of Class B shares and Class Q shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares and Class Q shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $5,724,047 and $5,688, for Class B shares and Class Q shares respectively, at December 31, 2007.

For the year ended December 31, 2007, the distribution fee was accrued for Class B shares at the annual rate of 1.0%.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C,

Morgan Stanley Utilities Fund

Notes to Financial Statements  ■  December 31, 2007 continued

respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors and other authorized financial representatives at the time of sale may be reimbursed in the subsequent calendar year. For the year ended December 31, 2007, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 0.94%, respectively.

The Investment Adviser has agreed to cap the 12b-1 fee for Class C shares at 0.94% for a period of two years.

The Distributor has informed the Fund that for the year ended December 31, 2007, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares, Class C shares and Class Q shares of $84, $46,475, $376 and $151,842, respectively and received $90,233 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. Security Transactions and Transactions with Affiliates

The Fund invests in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class, an open-end management investment company managed by the Investment Adviser. Advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class. For the year ended December 31, 2007, advisory fees paid were reduced by $16,022 relating to the Fund's investment in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class. Income distributions earned by the Fund are recorded as dividends from affiliate in the Statement of Operations and totaled $738,691 for the year ended December 31, 2007. During the year ended December 31, 2007, the cost of purchases and sales of investments in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class aggregated $121,125,477 and $102,363,082, respectively.

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended December 31, 2007 aggregated $97,586,757 and $310,403,064, respectively.

For the year ended December 31, 2007, the Fund incurred brokerage commissions of $46,078, with Morgan Stanley & Co., Inc., an affiliate of the Investment Adviser, Administrator and Distributor, for portfolio transactions executed on behalf of the Fund.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator and Distributor, is the Fund's transfer agent.

Morgan Stanley Utilities Fund

Notes to Financial Statements  ■  December 31, 2007 continued

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. The Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003. Aggregate pension costs for the year ended December 31, 2007 included in Trustees' fees and expenses in the Statement of Operations amounted to $5,891. At December 31, 2007, the Fund had an accrued pension liability of $62,227 which is included in accrued expenses in the Statement of Assets and Liabilities.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

5. Expense Offset

The expense offset represents a reduction of the fees and expenses for interest earned on cash balances maintained by the Fund with the transfer agent.

6. Purposes of and Risks Relating to Certain Financial Instruments

The Fund may lend securities to qualified financial institutions, such as broker-dealers, to earn additional income. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

Morgan Stanley Utilities Fund

Notes to Financial Statements  ■  December 31, 2007 continued

7. Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

	FOR THE YEAR ENDED DECEMBER 31, 2007		FOR THE YEAR ENDED DECEMBER 31, 2006
	SHARES	AMOUNT	SHARES	AMOUNT
CLASS A SHARES
Sold	703,709	$11,427,662	467,004	$6,985,617
Conversion from Class B	1,163,297	18,820,331	1,130,948	16,519,393
Conversion to Class Q	(39,843,472)	(673,023,021)	—	—
Shares issued in connection with the acquisition of Morgan Stanley Global Utilities Fund	—	—	11,655,932	172,268,927
Reinvestment of dividends and distributions	1,326,587	21,024,110	5,416,891	79,272,713
Redeemed	(4,877,650)	(77,419,065)	(9,627,703)	(143,660,101)
Net increase (decrease) — Class A	(41,527,529)	(699,169,983)	9,043,072	131,386,549
CLASS B SHARES
Sold	495,368	8,153,448	557,497	8,297,518
Conversion to Class A	(1,156,993)	(18,820,331)	(1,124,843)	(16,519,393)
Conversion to Class Q in connection with Merger	—	—	(10,305,211)	(153,341,535)
Shares issued in connection with the acquisition of Morgan Stanley Global Utilities Fund	—	—	5,162,685	76,838,163
Reinvestment of dividends and Distributions	311,700	4,964,478	1,201,471	17,678,610
Redeemed	(1,066,416)	(17,320,806)	(3,193,341)	(47,752,483)
Net decrease — Class B	(1,416,341)	(23,023,211)	(7,701,742)	(114,799,120)
CLASS C SHARES
Sold	102,160	1,670,720	70,326	1,045,282
Shares issued in connection with the acquisition of Morgan Stanley Global Utilities Fund	—	—	311,117	4,620,484
Reinvestment of dividends and Distributions	79,155	1,258,197	72,865	1,071,774
Redeemed	(201,490)	(3,257,180)	(157,026)	(2,332,273)
Net increase (decrease) — Class C	(20,175)	(328,263)	297,282	4,405,267
CLASS D SHARES
Sold	72,692	1,199,315	186,160	2,752,413
Shares issued in connection with the acquisition of Morgan Stanley Global Utilities Fund	—	—	195,660	2,885,665
Reinvestment of dividends and distributions	29,367	463,861	39,175	572,486
Redeemed	(315,946)	(5,018,677)	(222,521)	(3,331,480)
Net increase (decrease) — Class D	(213,887)	(3,355,501)	198,474	2,879,084
CLASS Q SHARES
Conversion from Class B in connection with Merger	—	—	10,305,211	153,341,535
Conversion from Class A	39,564,823	673,023,021	—	—
Reinvestment of dividends and distributions	4,176,044	66,543,808	—	—
Redeemed	(6,496,423)	(107,218,317)	(188,324)	(2,812,326)
Net Increase — Class Q	37,244,444	632,348,512	10,116,887 *	150,529,209 *
Net increase (decrease) in Fund	(5,933,488)	$(93,528,446)	11,953,973	$174,400,989

  *  For the period December 11, 2006 through December 31, 2006.

Morgan Stanley Utilities Fund

Notes to Financial Statements  ■  December 31, 2007 continued

8. Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

The tax character of distributions paid was as follows:

	FOR THE YEAR ENDED DECEMBER 31, 2007	FOR THE YEAR ENDED DECEMBER 31, 2006
Ordinary income	$17,474,669	$16,422,634
Long-term capital gains	96,407,837	104,266,155
Total distributions	$113,882,506	$120,688,789

As of December 31, 2007, the tax-basis components of accumulated earnings were as follows:

Undistributed ordinary income	—
Undistributed long-term gains	$23,009,128
Net accumulated earnings	23,009,128
Capital loss carryforward*	(25,321,398)
Post-October losses	(563)
Temporary differences	(69,327)
Net unrealized appreciation	562,076,810
Total accumulated earnings	$559,694,650

*During the year ended December 31, 2007, the Fund utilized $10,829,163 of its net capital loss carryforward. As of December 31, 2007, the Fund had a net capital loss carryforward of $25,321,398 which will expire on December 31, 2009 to offset future capital gains to the extent provided by regulations.

As part of the Fund's acquisition of the assets of Morgan Stanley Global Utilities Fund ("Global Utilities"), the Fund obtained a net capital loss carryforward of $38,100,468 from Global Utilities. Utilization of this carryforward is subject to limitations imposed by the Internal Revenue Code and Treasury Regulations, reducing the total carryforward available.

As of December 31, 2007, the Fund had temporary book/tax differences primarily attributable to post-October losses (foreign currency losses incurred after October 31 within the taxable year which are

Morgan Stanley Utilities Fund

Notes to Financial Statements  ■  December 31, 2007 continued

deemed to arise on the first business day of the Fund's next taxable year) and capital loss deferrals on wash sales.

Permanent differences, due to foreign currency gains, resulted in the following reclassifications among the Fund's components of net assets at December 31, 2007:

DIVIDENDS IN EXCESS OF NET INVESTMENT INCOME	ACCUMULATED NET REALIZED LOSS	PAID-IN-CAPITAL
$105	$(105)	—

9. Accounting Pronouncement

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

10. Fund Acquisition

On December 11, 2006, the Fund acquired all the net assets of Global Utilities based on the respective valuations as of the close of business on December 8, 2006 pursuant to a Plan of Reorganization approved by the shareholders of Global Utilities on October 30, 2006 ("Merger"). The acquisition was accomplished by a tax-free exchange of 11,655,932 Class A shares of the Fund at a net asset value of $14.78 per share for 9,528,467 Class A shares of Global Utilities; 5,162,685 Class B shares of the Fund at a net asset value of $14.88 per share for 4,114,663 Class B shares of Global Utilities; 311,117 Class C shares of the Fund at a net asset value of $14.85 per share for 254,972 Class C shares of Global Utilities; and 195,660 Class D shares of the Fund at a net asset value of $14.75 per share for 159,183 Class D shares of Global Utilities. To ensure that then-existing Class B shareholders of the Fund were not adversely affected by an increase in the 12b-1 fees paid by Class B shares as a result of the Merger, Class B shares of the Fund held by shareholders upon the completion of the Merger were converted into newly-created Class Q shares. The net assets of the Fund and Global Utilities immediately before the acquisition were $813,081,692 and $256,613,239, respectively, including unrealized appreciation of $78,524,921 for Global Utilities. Immediately after the acquisition, the combined net assets of the Fund amounted to $1,069,694,931.

Morgan Stanley Utilities Fund

Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

	FOR THE YEAR ENDED DECEMBER 31,
	2007		2006	2005	2004	2003
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period	$14.81		$14.37	$13.32	$11.34	$10.03
Income from investment operations:
Net investment income‡	0.26		0.26	0.31	0.29	0.31
Net realized and unrealized gain	2.54		2.54	1.71	1.98	1.30
Total income from investment operations	2.80		2.80	2.02	2.27	1.61
Less dividends and distributions from:
Net investment income	(0.28)		(0.31)	(0.36)	(0.29)	(0.30)
Net realized gain	(1.54)		(2.05)	(0.61)	–	–
Total dividends and distributions	(1.82)		(2.36)	(0.97)	(0.29)	(0.30)
Net asset value, end of period	$15.79		$14.81	$14.37	$13.32	$11.34
Total Return†	19.23%		20.22%	15.12%	20.36%	16.37%
Ratios to Average Net Assets(1):
Total expenses (before expense offset)	1.01	%(2)	0.91%	1.03%	1.02%	1.02%
Net investment income	1.58	%(2)	1.43%	2.14%	2.44%	2.99%
Supplemental Data:
Net assets, end of period, in thousands	$211,167		$813,249	$658,909	$12,228	$14,403
Portfolio turnover rate	9%		21%	20%	20%	43%

  ‡  The per share amounts were computed using an average number of shares outstanding during the period.

  †  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

  (1)  Reflects overall Fund ratios for investment income and non-class specific expenses.

  (2)  Reflects waivers of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class during the period. As a result of such waivers the expenses as a percentage of its net assets had an effect of less than 0.005%.

See Notes to Financial Statements

Morgan Stanley Utilities Fund

Financial Highlights continued

	FOR THE YEAR ENDED DECEMBER 31,
	2007		2006	2005	2004		2003
Class B Shares
Selected Per Share Data:
Net asset value, beginning of period	$14.90		$14.45	$13.38	$11.40		$10.08
Income from investment operations:
Net investment income‡	0.14		0.27	0.32	0.30		0.27
Net realized and unrealized gain	2.55		2.55	1.72	1.99		1.31
Total income from investment operations	2.69		2.82	2.04	2.29		1.58
Less dividends and distributions from:
Net investment income	(0.15)		(0.32)	(0.36)	(0.31)		(0.26)
Net realized gain	(1.54)		(2.05)	(0.61)	–		–
Total dividends and distributions	(1.69)		(2.37)	(0.97)	(0.31)		(0.26)
Net asset value, end of period	$15.90		$14.90	$14.45	$13.38		$11.40
Total Return†	18.27%		20.28%	15.22%	20.37%		15.91%
Ratios to Average Net Assets(1):
Total expenses (before expense offset)	1.76	%(2)	0.83%	0.94%	0.94	%(3)	1.43	%(3)
Net investment income	0.83	%(2)	1.51%	2.23%	2.52	%(3)	2.58	%(3)
Supplemental Data:
Net assets, end of period, in thousands	$57,622		$75,100	$184,065	$890,696		$929,785
Portfolio turnover rate	9%		21%	20%	20%		43%

  ‡  The per share amounts were computed using an average number of shares outstanding during the period.

  †  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

  (1)  Reflects overall Fund ratios for investment income and non-class specific expenses.

  (2)  Reflects waivers of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class during the period. As a result of such waivers the expenses as a percentage of its net assets had an effect of less than 0.005%.

(3)  If the Distributor had not rebated a portion of its fee to the Fund, the expense and net investment income ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
December 31, 2004	1.24%	2.22%
December 31, 2003	1.78	2.23

See Notes to Financial Statements

Morgan Stanley Utilities Fund

Financial Highlights continued

	FOR THE YEAR ENDED DECEMBER 31,
	2007		2006	2005	2004	2003
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period	$14.88		$14.43	$13.37	$11.38	$10.07
Income from investment operations:
Net investment income‡	0.15		0.15	0.21	0.20	0.23
Net realized and unrealized gain	2.54		2.55	1.72	1.99	1.30
Total income from investment operations	2.69		2.70	1.93	2.19	1.53
Less dividends and distributions from:
Net investment income	(0.16)		(0.20)	(0.26)	(0.20)	(0.22)
Net realized gain	(1.54)		(2.05)	(0.61)	–	–
Total dividends and distributions	(1.70)		(2.25)	(0.87)	(0.20)	(0.22)
Net asset value, end of period	$15.87		$14.88	$14.43	$13.37	$11.38
Total Return†	18.33%		19.36%	14.35%	19.47%	15.44%
Ratios to Average Net Assets(1):
Total expenses (before expense offset)	1.70	%(2)	1.65%	1.71%	1.77%	1.78%
Net investment income	0.89	%(2)	0.69%	1.46%	1.69%	2.23%
Supplemental Data:
Net assets, end of period, in thousands	$14,016		$13,441	$8,745	$8,851	$8,899
Portfolio turnover rate	9%		21%	20%	20%	43%

  ‡  The per share amounts were computed using an average number of shares outstanding during the period.

  †  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

  (1)  Reflects overall Fund ratios for investment income and non-class specific expenses.

  (2)  Reflects waivers of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class during the period. As a result of such waivers the expenses as a percentage of its net assets had an effect of less than 0.005%.

See Notes to Financial Statements

Morgan Stanley Utilities Fund

Financial Highlights continued

	FOR THE YEAR ENDED DECEMBER 31,
	2007		2006	2005	2004	2003
Class D Shares
Selected Per Share Data:
Net asset value, beginning of period	$14.79		$14.34	$13.30	$11.32	$10.02
Income from investment operations:
Net investment income‡	0.30		0.33	0.34	0.32	0.34
Net realized and unrealized gain	2.53		2.51	1.70	1.98	1.29
Total income from investment operations	2.83		2.84	2.04	2.30	1.63
Less dividends and distributions from:
Net investment income	(0.33)		(0.34)	(0.39)	(0.32)	(0.33)
Net realized gain	(1.54)		(2.05)	(0.61)	–	–
Total dividends and distributions	(1.87)		(2.39)	(1.00)	(0.32)	(0.33)
Net asset value, end of period	$15.75		$14.79	$14.34	$13.30	$11.32
Total Return†	19.44%		20.63%	15.34%	20.69%	16.57%
Ratios to Average Net Assets(1):
Total expenses (before expense offset)	0.76	%(2)	0.66%	0.78%	0.77%	0.78%
Net investment income	1.83	%(2)	1.68%	2.39%	2.69%	3.23%
Supplemental Data:
Net assets, end of period, in thousands	$4,214		$7,119	$4,059	$3,750	$3,123
Portfolio turnover rate	9%		21%	20%	20%	43%

  ‡  The per share amounts were computed using an average number of shares outstanding during the period.

  †  Calculated based on the net asset value as of the last business day of the period.

  (1)  Reflects overall Fund ratios for investment income and non-class specific expenses.

  (2)  Reflects waivers of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class during the period. As a result of such waivers the expenses as a percentage of its net assets had an effect of less than 0.005%.

See Notes to Financial Statements

Morgan Stanley Utilities Fund

Financial Highlights continued

	FOR THE YEAR ENDED DECEMBER 31, 2007		FOR THE PERIOD DECEMBER 11, 2006* THROUGH DECEMBER 31, 2006
Class Q Shares
Selected Per Share Data:
Net asset value, beginning of period	$14.91		$14.88
Income from investment operations:
Net investment income‡	0.26		0.01
Net realized and unrealized gain	2.56		0.02
Total income from investment operations	2.82		0.03
Less dividends and distributions from:
Net investment income	(0.29)		–
Net realized gain	(1.54)		–
Total dividends and distributions	(1.83)		–
Net asset value, end of period	$15.90		$14.91
Total Return†	19.23%		0.20	%(4)
Ratios to Average Net Assets(1):
Total expenses (before expense offset)	0.98	%(2)	0.77	%(3)
Net investment income	1.61	%(2)	1.57	%(3)
Supplemental Data:
Net assets, end of period, in thousands	$753,274		$150,871
Portfolio turnover rate	9%		21	%(4)

  *  Prior to December 11, 2006, all then-existing Class B shares of the Fund (Pre-Conversion Class B) were converted into Class Q shares. The Pre-Conversion Class B shares were subject to the same level of fees and expenses applied to Class B Shares.

  ‡  The per share amounts were computed using an average number of shares outstanding during the period.

  †  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

  (1)  Reflects overall Fund ratios for investment income and non-class specific expenses.

  (2)  Reflects waivers of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class during the period. As a result of such waivers the expenses as a percentage of its net assets had an effect of less than 0.005%.

  (3)  Annualized.

  (4)  Not Annualized.

See Notes to Financial Statements

Morgan Stanley Utilities Fund

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of
Morgan Stanley Utilities Fund:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley Utilities Fund (the "Fund"), including the portfolio of investments, as of December 31, 2007, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley Utilities Fund as of December 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
New York, New York
February 26, 2008

Morgan Stanley Utilities Fund

Trustee and Officer Information (unaudited)

Independent Trustees:

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustee**	Other Directorships Held by Independent Trustee
Frank L. Bowman (63) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	President and Chief Executive Officer, Nuclear Energy Institute (policy organization) (since February 2005); Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); Chairperson of the Insurance Sub-Committee of the Insurance, Valuation and Compliance Committee (since February 2007); formerly, variously, Admiral in the U.S. Navy, Director of Naval Nuclear Propulsion Program and Deputy Administrator – Naval Reactors in the National Nuclear Security Administration at the U.S. Department of Energy (1996-2004). Honorary Knight Commander of the Most Excellent Order of the British Empire.	180	Director of the National Energy Foundation, the U.S. Energy Association, the American Council for Capital Formation and the Armed Services YMCA of the USA.

Michael Bozic (67) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since April 1994	Private investor; Chairperson of the Insurance, Valuation and Compliance Committee (since October 2006); Director or Trustee of the Retail Funds (since April 1994) and the Institutional Funds (since July 2003); formerly, Chairperson of the Insurance Committee (July 2006-September 2006); Vice Chairman of Kmart Corporation (December 1998-October 2000), Chairman and Chief Executive Officer of Levitz Furniture Corporation (November 1995-November 1998) and President and Chief Executive Officer of Hills Department Stores (May 1991-July 1995); variously Chairman, Chief Executive Officer, President and Chief Operating Officer (1987-1991) of the Sears Merchandise Group of Sears, Roebuck & Co.	182	Director of various business organizations.

Morgan Stanley Utilities Fund

Trustee and Officer Information (unaudited) continued

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustee**	Other Directorships Held by Independent Trustee
Kathleen A. Dennis (54) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	President, Cedarwood Associates (mutual fund and investment management) (since July 2006); Chairperson of the Money Market and Alternatives Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); formerly, Senior Managing Director of Victory Capital Management (1993-2006).	180	Director of various non-profit organizations.

Dr. Manuel H. Johnson (59) c/o Johnson Smick Group, Inc. 888 16th Street, N.W. Suite 740 Washington, D.C. 20006	Trustee	Since July 1991	Senior Partner, Johnson Smick International, Inc. (consulting firm); Chairperson of the Investment Committee (since October 2006) and Director or Trustee of the Retail Funds (since July 1991) and the Institutional Funds (since July 2003); Co-Chairman and a founder of the Group of Seven Council (G7C) (international economic commission); formerly, Chairperson of the Audit Committee (July 1991-September 2006); Vice Chairman of the Board of Governors of the Federal Reserve System and Assistant Secretary of the U.S. Treasury.	182	Director of NVR, Inc. (home construction); Director of Evergreen Energy.

Joseph J. Kearns (65) c/o Kearns & Associates LLC PMB754 23852 Pacific Coast Highway Malibu, CA 90265	Trustee	Since August 1994	President, Kearns & Associates LLC (investment consulting); Chairperson of the Audit Committee (since October 2006) and Director or Trustee of the Retail Funds (since July 2003) and the Institutional Funds (since August 1994); formerly, Deputy Chairperson of the Audit Committee (July 2003-September 2006) and Chairperson of the Audit Committee of the Institutional Funds (October 2001-July 2003); CFO of the J. Paul Getty Trust.	183	Director of Electro Rent Corporation (equipment leasing) and The Ford Family Foundation.

Morgan Stanley Utilities Fund

Trustee and Officer Information (unaudited) continued

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustee**	Other Directorships Held by Independent Trustee
Michael F. Klein (49) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	Managing Director, Aetos Capital, LLC (since March 2000) and Co-President, Aetos Alternatives Management, LLC (since January 2004); Chairperson of the Fixed-Income Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); formerly, Managing Director, Morgan Stanley & Co. Inc. and Morgan Stanley Dean Witter Investment Management, President, Morgan Stanley Institutional Funds (June 1998-March 2000) and Principal, Morgan Stanley & Co. Inc. and Morgan Stanley Dean Witter Investment Management (August 1997-December 1999).	180	Director of certain investment funds managed or sponsored by Aetos Capital, LLC. Director of Sanitized AG and Sanitized Marketing AG (specialty chemicals).

Michael E. Nugent (71) c/o Triumph Capital, L.P. 445 Park Avenue New York, NY 10022	Chairperson of the Board and Trustee	Chairperson of the Boards since July 2006 and Trustee since July 1991	General Partner, Triumph Capital, L.P. (private investment partnership); Chairperson of the Boards of the Retail Funds and Institutional Funds (since July 2006); Director or Trustee of the Retail Funds (since July 1991) and the Institutional Funds (since July 2001); formerly, Chairperson of the Insurance Committee (until July 2006).	182	None.

Morgan Stanley Utilities Fund

Trustee and Officer Information (unaudited) continued

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustee**	Other Directorships Held by Independent Trustee
W. Allen Reed (60) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	Chairperson of the Equity Sub-Commitee of the Investment Committee (since October 2006) and Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); formerly, President and CEO of General Motors Asset Management; Chairman and Chief Executive Officer of the GM Trust Bank and Corporate Vice President of General Motors Corporation (August 1994-December 2005).	180	Director of Temple-Inland Industries (packaging and forest products); Director of Legg Mason, Inc. and Director of the Auburn University Foundation.

Fergus Reid (75) c/o Lumelite Plastics Corporation 85 Charles Colman Blvd. Pawling, NY 12564	Trustee	Since June 1992	Chairman of Lumelite Plastics Corporation; Chairperson of the Governance Committee and Director or Trustee of the Retail Funds (since July 2003) and the Institutional Funds (since June 1992).	183	Trustee and Director of certain investment companies in the JPMorgan Funds complex managed by J.P. Morgan Investment Management Inc.

Morgan Stanley Utilities Fund

Trustee and Officer Information (unaudited) continued

Interested Trustee:

Name, Age and Address of Interested Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Interested Trustee**	Other Directorships Held by Interested Trustee
James F. Higgins (60) c/o Morgan Stanley Trust Harborside Financial Center Plaza Two Jersey City, NJ 07311	Trustee	Since June 2000	Director or Trustee of the Retail Funds (since June 2000) and the Institutional Funds (since July 2003); Senior Advisor of Morgan Stanley (since August 2000).	181	Director of AXA Financial, Inc. and The Equitable Life Assurance Society of the United States (financial services).

  *  This is the earliest date the Trustee began serving the funds advised by Morgan Stanley Investment Advisors Inc. (the "Investment Adviser") (the "Retail Funds") or the funds advised by Morgan Stanley Investment Management Inc. and Morgan Stanley AIP GP LP (the "Institutional Funds").

  **  The Fund Complex includes all open-end and closed-end funds (including all of their portfolios) advised by the Investment Adviser and any funds that have an investment adviser that is an affiliated person of the Investment Adviser (including, but not limited to, Morgan Stanley Investment Management Inc.).

Morgan Stanley Utilities Fund

Trustee and Officer Information (unaudited) continued

Executive Officers:

Name, Age and Address of Executive Officer	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years
Ronald E. Robison (69) 522 Fifth Avenue New York, NY 10036	President and Principal Executive Officer	President since September 2005 and Principal Executive Officer since May 2003	President (since September 2005) and Principal Executive Officer (since May 2003) of funds in the Fund Complex; President (since September 2005) and Principal Executive Officer (since May 2003) of the Van Kampen Funds; Managing Director, Director and/or Officer of the Investment Adviser and various entities affiliated with the Investment Adviser; Director of Morgan Stanley SICAV (since May 2004). Formerly, Executive Vice President (July 2003-September 2005) of funds in the Fund Complex and the Van Kampen Funds; President and Director of the Institutional Funds (March 2001-July 2003); Chief Administrative Officer of the Investment Adviser; Chief Administrative Officer of Morgan Stanley Services Company Inc.

J. David Germany (53) Morgan Stanley Investment Management Limited 20 Bank Street Canary Wharf, London, England E14 4AD	Vice President	Since February 2006	Managing Director and (since December 2005) Chief Investment Officer – Global Fixed Income of Morgan Stanley Investment Management; Managing Director and Director of Morgan Stanley Investment Management Limited; Vice President of the Retail Funds and Institutional Funds (since February 2006).

Dennis F. Shea (54) 522 Fifth Avenue New York, NY 10036	Vice President	Since February 2006	Managing Director and (since February 2006) Chief Investment Officer – Global Equity of Morgan Stanley Investment Management; Vice President of the Retail Funds and Institutional Funds (since February 2006). Formerly, Managing Director and Director of Global Equity Research at Morgan Stanley.

Amy R. Doberman (45) 522 Fifth Avenue New York, NY 10036	Vice President	Since July 2004	Managing Director and General Counsel, U.S. Investment Management of Morgan Stanley Investment Management (since July 2004); Vice President of the Retail Funds and Institutional Funds (since July 2004); Vice President of the Van Kampen Funds (since August 2004); Secretary (since February 2006) and Managing Director (since July 2004) of the Investment Adviser and various entities affiliated with the Investment Adviser. Formerly, Managing Director and General Counsel – Americas, UBS Global Asset Management (July 2000-July 2004).

Carsten Otto (44) 522 Fifth Avenue New York, NY 10036	Chief Compliance Officer	Since October 2004	Managing Director and Global Head of Compliance for Morgan Stanley Investment Management (since April 2007); and Chief Compliance Officer of Morgan Stanley Retail Funds and Institutional Funds (since October 2004). Formerly, U.S. Director of Compliance (October 2004-April 2007) and Assistant Secretary and Assistant General Counsel of the Retail Funds.

Stefanie V. Chang Yu (41) 522 Fifth Avenue New York, NY 10036	Vice President	Since December 1997	Managing Director of the Investment Adviser and various entities affiliated with the Investment Adviser; Vice President of the Retail Funds (since July 2002) and the Institutional Funds (since December 1997). Formerly, Secretary of various entities affiliated with the Investment Adviser.

Morgan Stanley Utilities Fund

Trustee and Officer Information (unaudited) continued

Name, Age and Address of Executive Officer	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years
Francis J. Smith (42) c/o Morgan Stanley Trust Harborside Financial Center Plaza Two Jersey City, NJ 07311	Treasurer and Chief Financial Officer	Treasurer since July 2003 and Chief Financial Officer since September 2002	Executive Director of the Investment Adviser and various entities affiliated with the Investment Adviser; Treasurer and Chief Financial Officer of the Retail Funds (since July 2003). Formerly, Vice President of the Retail Funds (September 2002-July 2003).

Mary E. Mullin (40) 522 Fifth Avenue New York, NY 10036	Secretary	Since June 1999	Executive Director of the Investment Adviser and various entities affiliated with the Investment Adviser; Secretary of the Retail Funds (since July 2003) and the Institutional Funds (since June 1999).

  *  This is the earliest date the Officer began serving the Retail Funds or Institutional Funds.

2007 Federal Tax Notice (unaudited)

For Federal income tax purposes, the following information is furnished with respect to the distributions paid by the Fund during its taxable year ended December 31, 2007. For corporate shareholders, 100% of the dividends qualified for the dividend received deduction. The Fund designated and paid $96,407,837 as a long-term capital gain distribution.

For Federal income tax purposes, the following information is furnished with respect to the Fund's earnings for its taxable year ended December 31, 2007. When distributed, certain earnings may be subject to a maximum tax rate of 15% as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Fund designated up to a maximum of $26,393,329 as taxable at this lower rate.

In January, the Fund provides tax information to shareholders for the preceding calendar year.

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Trustees

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

Officers

Michael E. Nugent
Chairperson of the Board

Ronald E. Robison
President and Principal Executive Officer

J. David Germany
Vice President

Dennis F. Shea
Vice President

Amy R. Doberman
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Mary E. Mullin
Secretary

Transfer Agent

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

Legal Counsel

Clifford Chance US LLP
31 West 52nd Street
New York, New York 10019

Counsel to the Independent Trustees

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

Investment Adviser

Morgan Stanley Investment Advisors Inc.
522 Fifth Avenue
New York, New York 10036

MORGAN STANLEY FUNDS

Morgan Stanley
Utilities Fund

Annual Report

December 31, 2007

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Morgan Stanley Distributors Inc., member FINRA.

© 2007 Morgan Stanley

UTILANN
IU08–00869P–Y12/07

Item 2.  Code of Ethics.

(a)                                  The Fund has adopted a code of ethics (the “Code of Ethics”) that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Fund or a third party.

(b)                                 No information need be disclosed pursuant to this paragraph.

(c)                                  Not applicable.

(d)                                 Not applicable.

(e)                                  Not applicable.

(f)

(1)                                  The Fund’s Code of Ethics is attached hereto as Exhibit 12 A.

(2)                                  Not applicable.

(3)                                  Not applicable.

Item 3.  Audit Committee Financial Expert.

The Fund’s Board of Trustees has determined that Joseph J. Kearns, an “independent” Trustee, is an “audit committee financial expert” serving on its audit committee. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification

Item 4.  Principal Accountant Fees and Services.

(a)(b)(c)(d) and (g).  Based on fees billed for the periods shown:

2007

	Registrant		Covered Entities(1)
Audit Fees	$40,850		N/A

Non-Audit Fees
Audit-Related Fees		$(2)	$6,121,000	(2)
Tax Fees	$5,253	(3)	$964,000	(4)
All Other Fees		$(5)		$(5)
Total Non-Audit Fees	$5,253		$7,085,000

Total	$46,103		$7,085,000

2006

	Registrant		Covered Entities(1)
Audit Fees	$40,500		N/A

Non-Audit Fees
Audit-Related Fees	$8,031	(2)	$5,162,000	(2)
Tax Fees	$5,380	(3)	$1,389,000	(4)
All Other Fees		$(5)		$(5)
Total Non-Audit Fees	$13,411		$6,551,000

Total	$53,911		$6,551,000

N/A- Not applicable, as not required by Item 4.

(1)	Covered Entities include the Adviser (excluding sub-advisors) and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.
(2)

Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities’ and funds advised by the Adviser or its affiliates, specifically data verification and agreed-upon procedures related to asset securitizations and agreed-upon procedures engagements.

(3)	Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the preparation and review of the Registrant’s tax returns.
(4)	Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the review of Covered Entities’ tax returns.
(5)	All other fees represent project management for future business applications and improving business and operational processes.

(e)(1) The audit committee’s pre-approval policies and procedures are as follows:

APPENDIX A

AUDIT COMMITTEE

AUDIT AND NON-AUDIT SERVICES

PRE-APPROVAL POLICY AND PROCEDURES

OF THE

MORGAN STANLEY RETAIL AND INSTITUTIONAL FUNDS

AS ADOPTED AND AMENDED JULY 23, 2004,(1)

1.              Statement of Principles

The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor’s independence from the Fund.

The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee’s administration of the engagement of the independent auditor.  The SEC’s rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid.  Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee (“general pre-approval”); or require the specific pre-approval of the Audit Committee or its delegate (“specific pre-approval”).  The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the Independent Auditors.  As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the Independent Auditors.  Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee.  The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise.  The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval from the Audit Committee.  The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

(1)               This Audit Committee Audit and Non-Audit Services Pre-Approval Policy and Procedures (the “Policy”), adopted as of the date above, supersedes and replaces all prior versions that may have been adopted from time to time.

The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities.  It does not delegate the Audit Committee’s responsibilities to pre-approve services performed by the Independent Auditors to management.

The Fund’s Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent Auditors’ independence.

2.              Delegation

As provided in the Act and the SEC’s rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members.  The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.

3.              Audit Services

The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee.  Audit services include the annual financial statement audit and other procedures required to be performed by the Independent Auditors to be able to form an opinion on the Fund’s financial statements.  These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit.  The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.

In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the Independent Auditors reasonably can provide.  Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3, N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

The Audit Committee has pre-approved the Audit services in Appendix B.1.  All other Audit services not listed in Appendix B.1 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

4.              Audit-related Services

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund’s financial statements and, to the extent they are Covered Services, the Covered Entities or that are traditionally performed by the Independent Auditors.  Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC’s rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services.  Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as “Audit services”; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.

The Audit Committee has pre-approved the Audit-related services in Appendix B.2.  All other Audit-related services not listed in Appendix B.2 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

5.              Tax Services

The Audit Committee believes that the Independent Auditors can provide Tax services to the Fund and, to the extent they are Covered Services, the Covered Entities, such as tax compliance, tax planning and tax advice without impairing the auditor’s independence, and the SEC has stated that the Independent Auditors may provide such services.

Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax Services in Appendix B.3.  All Tax services in Appendix B.3 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

6.              All Other Services

The Audit Committee believes, based on the SEC’s rules prohibiting the Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted.  Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC’s rules on auditor independence.

The Audit Committee has pre-approved the All Other services in Appendix B.4.  Permissible All Other services not listed in Appendix B.4 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

7.              Pre-Approval Fee Levels or Budgeted Amounts

Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit Committee.  Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee.  The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services.

8.              Procedures

All requests or applications for services to be provided by the Independent Auditors that do not require specific approval by the Audit Committee will be submitted to the Fund’s Chief Financial Officer and must include a detailed description of the services to be rendered.  The Fund’s Chief Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee.  The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors.  Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the Independent Auditors and the Fund’s Chief Financial Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

The Audit Committee has designated the Fund’s Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy.  The Fund’s Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring.  Both the Fund’s Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund’s Chief Financial Officer or any member of management.

9.              Additional Requirements

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent Auditors and to assure the auditor’s independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with Independence Standards Board No. 1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.

10.       Covered Entities

Covered Entities include the Fund’s investment adviser(s) and any entity controlling, controlled by or under common control with the Fund’s investment adviser(s) that provides ongoing services to the Fund(s).  Beginning with non-audit service contracts entered into on or after May 6, 2003, the Fund’s audit committee must pre-approve non-audit services provided not only to the Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund.  This list of Covered Entities would include:

Morgan Stanley Retail Funds

Morgan Stanley Investment Advisors Inc.

Morgan Stanley & Co. Incorporated

Morgan Stanley DW Inc.

Morgan Stanley Investment Management Inc.

Morgan Stanley Investment Management Limited

Morgan Stanley Investment Management Private Limited

Morgan Stanley Asset & Investment Trust Management Co., Limited

Morgan Stanley Investment Management Company

Van Kampen Asset Management

Morgan Stanley Services Company, Inc.

Morgan Stanley Distributors Inc.

Morgan Stanley Trust FSB

Morgan Stanley Institutional Funds

Morgan Stanley Investment Management Inc.

Morgan Stanley Investment Advisors Inc.

Morgan Stanley Investment Management Limited

Morgan Stanley Investment Management Private Limited

Morgan Stanley Asset & Investment Trust Management Co., Limited

Morgan Stanley Investment Management Company

Morgan Stanley & Co. Incorporated

Morgan Stanley Distribution, Inc.

Morgan Stanley AIP GP LP

Morgan Stanley Alternative Investment Partners LP

(e)(2)  Beginning with non-audit service contracts entered into on or after May 6, 2003, the audit committee also is required to pre-approve services to Covered Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit Committee’s pre-approval policies and procedures (attached hereto).

(f)            Not applicable.

(g)         See table above.

(h)         The audit committee of the Board of Trustees has considered whether the provision of services other than audit services performed by the auditors to the Registrant and Covered Entities is compatible with maintaining the auditors’ independence in performing audit services.

Item 5. Audit Committee of Listed Registrants.

(a)          The Fund has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act whose members are: Joseph Kearns, Michael Nugent and Allen Reed.

(b)         Not applicable.

Item 6. Schedule of Investments

Refer to Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Applicable only to reports filed by closed-end funds.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable only to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a)  The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) The Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Utilities Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
February 15, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
February 15, 2008

/s/ Francis Smith
Francis Smith
Principal Financial Officer
February 15, 2008